SCHEDULE OF CONTRACT REVENUES AND CONTRACT COSTS (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disaggregation of Revenue [Line Items]
Total Contract Revenues	$ 3,951,649	$ 6,825,879	$ 4,169,931
Total Contract Costs	3,539,478	4,385,279	3,384,227
Low Voltage Electrical System [Member]
Disaggregation of Revenue [Line Items]
Total Contract Revenues	2,459,282	3,832,334	1,028,162
Total Contract Costs	2,951,728	3,309,315	898,100
MVAC Systems [Member]
Disaggregation of Revenue [Line Items]
Total Contract Revenues	14,192	328,373	502,556
Total Contract Costs	9,717	240,158	462,400
Out-fitting [Member]
Disaggregation of Revenue [Line Items]
Total Contract Revenues	1,120,029	2,594,828	1,998,726
Total Contract Costs	$ 531,069	$ 794,573	$ 1,562,551